Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Intangible Assets, Net [Line Items]
Total	$ 1,880,799	$ 239,595	$ 1,807,309
Less: accumulated amortization	(1,162,664)	(148,112)	(1,132,532)
Intangible assets, net	718,135	91,483	674,777
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total	1,068,046	136,059	1,016,908
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
Total	$ 812,753	$ 103,536	$ 790,401